SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 16 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision maker and the performance of the reportable segments is based primarily on loss from continuing operations.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2012:
Revenue	$-	$102,549	$401	$102,950
Depreciation and amortization	3	676	55	734
Loss from continuing operations	(3,268)	(1,448)	(3,304)	(8,020)
Total assets from continuing
operations	411	21,710	438	22,559

Year ended December 31, 2011:
Revenue	$-	$99,832	$495	$100,327
Depreciation and amortization	7	572	41	620
Loss from continuing operations	(527)	(410)	(3,998)	(4,935)
Total assets from continuing
operations	491	21,424	561	22,476

Year ended December 31, 2010:
Revenue	-	91,748	607	92,355
Depreciation and amortization	11	668	34	713
Income (loss) from continuing
operations	(3,735)	1,395	(4,275)	(6,615)

Revenue by country is summarized as follows:

	Year Ended December 31,
	2012	2011	2010

United States	$36,866	$35,770	$35,667
Netherlands	48,284	47,516	42,242
Other	17,800	17,041	14,446
Total	$102,950	$100,327	$92,355

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2012	2011

United States	$521	$550
Netherlands	762	829
Other	296	310
Total	$1,579	$1,689